Equity-based compensation - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) metric	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-based compensation expense	$ 171	$ 162	$ 159
Accrued equity-based payments	$ 9	$ 11
Remaining weighted-average vesting period (in years)	1 year 1 month 6 days
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Number of metrics | metric	4
Swiss Employee Share Ownership Plan and Other Share Savings Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period (in years)	3 years
Minimum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive (as a percent)	40.00%
Payout (as a percent)	0.00%
Maximum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive (as a percent)	575.00%
Payout (as a percent)	200.00%